Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares		Additional Paid-In Capital	Accumulated deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2018	$ 146		$ 2,681,048	$ (1,531,326)	$ (7,753)	$ 1,142,115
Balance (in Shares) at Dec. 31, 2018	53,881
Issuance of shares in connection with stock-based compensation plans		[1]	2,222			2,222
Issuance of shares in connection with stock-based compensation plans (in Shares)	167
Stock-based compensation			4,229			4,229
Comprehensive income (loss)				(2,270)	568	(1,702)
Balance at Mar. 31, 2019	$ 146		2,687,499	(1,533,596)	(7,185)	1,146,864
Balance (in Shares) at Mar. 31, 2019	54,048
Issuance of shares in connection with stock-based compensation plans	$ 1		2,030			2,031
Issuance of shares in connection with stock-based compensation plans (in Shares)	296
Stock-based compensation			6,093			6,093
Comprehensive income (loss)				1,152	138	1,290
Balance at Jun. 30, 2019	$ 147		2,695,622	(1,532,444)	(7,047)	1,156,278
Balance (in Shares) at Jun. 30, 2019	54,344
Issuance of shares in connection with stock-based compensation plans	$ 1		917			918
Issuance of shares in connection with stock-based compensation plans (in Shares)	84
Stock-based compensation			5,435			5,435
Comprehensive income (loss)				(6,941)	(920)	(7,861)
Balance at Sep. 30, 2019	$ 148		2,701,974	(1,539,385)	(7,967)	1,154,770
Balance (in Shares) at Sep. 30, 2019	54,428
Balance at Dec. 31, 2019	$ 148		2,706,894	(1,542,175)	(7,716)	1,157,151
Balance (in Shares) at Dec. 31, 2019	54,441
Issuance of shares in connection with stock-based compensation plans	$ 1		29			30
Issuance of shares in connection with stock-based compensation plans (in Shares)	358
Stock-based compensation			4,907			4,907
Comprehensive income (loss)				(21,703)	(1,132)	(22,835)
Balance at Mar. 31, 2020	$ 149		2,711,830	(1,563,878)	(8,848)	1,139,253
Balance (in Shares) at Mar. 31, 2020	54,799
Issuance of shares in connection with stock-based compensation plans	$ 1		22			23
Issuance of shares in connection with stock-based compensation plans (in Shares)	231
Stock-based compensation			6,111			6,111
Comprehensive income (loss)				(27,986)	354	(27,632)
Balance at Jun. 30, 2020	$ 150		2,717,963	(1,591,864)	(8,494)	1,117,755
Balance (in Shares) at Jun. 30, 2020	55,030
Issuance of shares in connection with stock-based compensation plans		[1]
Issuance of shares in connection with stock-based compensation plans (in Shares)	82
Stock-based compensation			4,876			4,876
Comprehensive income (loss)				(405,062)	(795)	(405,857)
Balance at Sep. 30, 2020	$ 150		$ 2,722,839	$ (1,996,926)	$ (9,289)	$ 716,774
Balance (in Shares) at Sep. 30, 2020	55,112

[1]	Represents an amount less than 0.5 thousand